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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          767 Fifth Avenue
                  New York, New York  10153

Form 13F File Number:      028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Timothy R. Barakett
Title:            as Chairman and Chief Executive Officer
Phone:            212-256-8000

Signature, Place, and Date of Signing:

/s/ Dennis Bertron*                New York, New York          August 14, 2008
--------------------------      ----------------------------   ----------------
      [Signature]                      [City, State]               [Date]

*Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          1
                                                           ------------------

Form 13F Information Table Entry Total:                                    62
                                                           ------------------

Form 13F Information Table Value Total:                            $8,076,994
                                                           ------------------
                                                                (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.           Form 13F File Number           Name
      ---------     ----------------------         ---------------------------

      01            028-12928                      Atticus Management Limited

                                               Atticus Capital LP
                                           Form 13F Information Table
                                           Quarter Ended June 30, 2008

                                                                                  Investment Discretion        Voting Authority
                                                   Fair
                                                  Market
                                                   Value    Shares or
                       Title of       Cusip         (in     Principal SH/ Put/       Shared- Shared- Other
Issuer                  Class         Number     thousands)   Amount  PRN Call  SOLE Defined Other  Managers   Sole   Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
AMERCO                   COM         023586100     45,001     943,805 SH             DEFINED           1             943,805
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN TOWER
CORP                     CL A        029912201        240       5,691 SH             DEFINED           1               5,691
-----------------------------------------------------------------------------------------------------------------------------------

ANGLOGOLD                RIGHT
ASHANTI LTD              06/23/2008  035128115        827      90,354 SH             DEFINED           1              90,354
-----------------------------------------------------------------------------------------------------------------------------------

APPLE INC                COM         037833100        294       1,755 SH             DEFINED           1               1,755
-----------------------------------------------------------------------------------------------------------------------------------
                         SPON ADR
BAIDU COM INC            REP A       056752108    282,596     902,977 SH             DEFINED           1             902,977
-----------------------------------------------------------------------------------------------------------------------------------
                         SP ADR PFD
BANCO BRADESCO S A       NEW         059460303     17,162     838,800 SH             DEFINED           1             838,800
-----------------------------------------------------------------------------------------------------------------------------------

BANCO ITAU               SP ADR 500
HLDG FINANCIERA S        PFD         059602201     24,525   1,207,515 SH             DEFINED           1           1,207,515
-----------------------------------------------------------------------------------------------------------------------------------
                         SPONSORED
BHP BILLITON LTD         ADR         088606108      5,492      64,471 SH             DEFINED           1              64,471
-----------------------------------------------------------------------------------------------------------------------------------

BOEING CO                COM         097023105     75,169   1,143,779 SH             DEFINED           1           1,143,779
-----------------------------------------------------------------------------------------------------------------------------------

BPW ACQUISITION          UNIT
CORP                     99/99/9999  055637201      9,810   1,000,000 SH             DEFINED           1           1,000,000
-----------------------------------------------------------------------------------------------------------------------------------

BURLINGTON
NORTHN SANTA FE C        COM         12189T104    859,585   8,605,311 SH             DEFINED           1           8,605,311
-----------------------------------------------------------------------------------------------------------------------------------

CANADIAN NAT
RES LTD                  COM         136385101    113,834   1,135,500 SH             DEFINED           1           1,135,500
-----------------------------------------------------------------------------------------------------------------------------------

CHESAPEAKE ENERGY
CORP                     COM         165167107        349       5,291 SH             DEFINED           1               5,291
-----------------------------------------------------------------------------------------------------------------------------------

CHINA TELECOM            SPON ADR H
CORP LTD                 SHS         169426103      4,475      82,280 SH             DEFINED           1              82,280
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Investment Discretion        Voting Authority
                                                   Fair
                                                  Market
                                                   Value    Shares or
                       Title of       Cusip         (in     Principal SH/ Put/       Shared- Shared- Other
Issuer                  Class         Number     thousands)   Amount  PRN Call  SOLE Defined Other  Managers   Sole   Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC            COM         17275R102        266      11,434 SH             DEFINED           1                11,434
-----------------------------------------------------------------------------------------------------------------------------------

CLEAN ENERGY FUELS CORP  COM         184499101      2,873     250,000 SH             DEFINED           1               250,000
-----------------------------------------------------------------------------------------------------------------------------------

COMPANHIA DE SANEAMENTO  SPONSORED
BASI                     ADR         20441A102     38,732     757,077 SH             DEFINED           1               757,077
-----------------------------------------------------------------------------------------------------------------------------------

COMPANHIA VALE DO RIO    SPONSORED
DOCE                     ADR         204412209     41,179   1,149,600 SH  CALL       DEFINED           1             1,149,600
-----------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS           COM         20825C104    965,144  10,225,065 SH             DEFINED           1            10,225,065
-----------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS           COM         20825C104     27,987     296,500 SH  CALL       DEFINED           1               296,500
-----------------------------------------------------------------------------------------------------------------------------------

CONSECO INC              COM NEW     208464883     44,329   4,468,604 SH             DEFINED           1             4,468,604
-----------------------------------------------------------------------------------------------------------------------------------

CROWN CASTLE INTL CORP   COM         228227104    481,849  12,441,242 SH             DEFINED           1            12,441,242
-----------------------------------------------------------------------------------------------------------------------------------

CSX CORP                 COM         126408103     18,190     289,600 SH             DEFINED           1               289,600
-----------------------------------------------------------------------------------------------------------------------------------

EMISPHERE TECHNOLOGIES
INC                      COM         291345106      6,048   2,256,600 SH             DEFINED           1             2,256,600
-----------------------------------------------------------------------------------------------------------------------------------

                         SPONSORED
FOCUS MEDIA HLDG LTD     ADR         34415V109     49,877   1,799,313 SH             DEFINED           1             1,799,313
-----------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN
COPPER & GO              COM         35671D857    575,809   4,913,464 SH             DEFINED           1             4,913,464
-----------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN
COPPER & GO              COM         35671D857    200,969   1,714,900 SH  CALL       DEFINED           1             1,714,900
-----------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP        COM         370442105      2,262     196,680 SH             DEFINED           1               196,680
-----------------------------------------------------------------------------------------------------------------------------------

GENOMIC HEALTH INC       COM         37244C101     38,612   2,016,281 SH             DEFINED           1             2,016,281
-----------------------------------------------------------------------------------------------------------------------------------

                         SPONSORED
GOLD FIELDS LTD NEW      ADR         38059T106     30,211   2,388,230 SH             DEFINED           1             2,388,230
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Investment Discretion        Voting Authority
                                                   Fair
                                                  Market
                                                   Value    Shares or
                       Title of       Cusip         (in     Principal SH/ Put/       Shared- Shared- Other
Issuer                  Class         Number     thousands)   Amount  PRN Call  SOLE Defined Other  Managers   Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC               CL A        38259P508        233         443 SH             DEFINED           1                   443
-----------------------------------------------------------------------------------------------------------------------------------

GPO AEROPORTUARIO DEL
PAC SA                   SPON ADR B  400506101      1,836      62,498 SH             DEFINED           1                62,498
-----------------------------------------------------------------------------------------------------------------------------------

GRUPO AEROPORTUARIO DEL  SPON ADR
SURE                     SER B       40051E202      2,724      52,901 SH             DEFINED           1                52,901
-----------------------------------------------------------------------------------------------------------------------------------
                         SPONSORED
KT CORP                  ADR         48268K101      3,060     143,520 SH             DEFINED           1               143,520
-----------------------------------------------------------------------------------------------------------------------------------

LIBERTY ACQUISITION      UNIT
HLDGS CO                 99/99/9999  53015Y206     26,250   2,500,000 SH             DEFINED           1             2,500,000
-----------------------------------------------------------------------------------------------------------------------------------

MARRIOTT INTL INC NEW    CL A        571903202      1,005      38,300 SH             DEFINED           1                38,300
-----------------------------------------------------------------------------------------------------------------------------------

MASTERCARD INC           CL A        57636Q104    880,673   3,316,785 SH             DEFINED           1             3,316,785
-----------------------------------------------------------------------------------------------------------------------------------

MICROSOFT CORP           COM         594918104        203       7,365 SH             DEFINED           1                 7,365
-----------------------------------------------------------------------------------------------------------------------------------

MONSANTO CO NEW          COM         61166W101        482       3,816 SH             DEFINED           1                 3,816
-----------------------------------------------------------------------------------------------------------------------------------

NATIONAL FINL PARTNERS
CORP                     COM         63607P208     13,739     693,183 SH             DEFINED           1               693,183
-----------------------------------------------------------------------------------------------------------------------------------

NEWMONT MINING CORP      COM         651639106     23,034     441,600 SH             DEFINED           1               441,600
-----------------------------------------------------------------------------------------------------------------------------------

NORFOLK SOUTHERN CORP    COM         655844108    164,403   2,623,310 SH             DEFINED           1             2,623,310
-----------------------------------------------------------------------------------------------------------------------------------

NYMEX HOLDINGS INC       COM         62948N104      1,438      17,020 SH             DEFINED           1                17,020
-----------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT            COM         629491101    554,367  10,942,900 SH             DEFINED           1            10,942,900
-----------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT            COM         629491101     86,735   1,712,100 SH  PUT        DEFINED           1             1,712,100
-----------------------------------------------------------------------------------------------------------------------------------

OCCIDENTAL PETE
CORP DEL                 COM         674599105    619,971   6,899,301 SH             DEFINED           1             6,899,301
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Investment Discretion        Voting Authority
                                                   Fair
                                                  Market
                                                   Value    Shares or
                       Title of       Cusip         (in     Principal SH/ Put/       Shared- Shared- Other
Issuer                  Class         Number     thousands)   Amount  PRN Call  SOLE Defined Other  Managers   Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
                         SPONSORED
PETROCHINA CO LTD        ADR         71646E100      1,436      11,145 SH             DEFINED           1                11,145
-----------------------------------------------------------------------------------------------------------------------------------

P T TELEKOMUNIKASI       SPONSORED
INDONESIA                ADR         715684106      7,643     237,006 SH             DEFINED           1               237,006
-----------------------------------------------------------------------------------------------------------------------------------

PEABODY ENERGY CORP      COM         704549104    310,536   3,526,815 SH             DEFINED           1             3,526,815
-----------------------------------------------------------------------------------------------------------------------------------

POTASH CORP SASK INC     COM         73755L107        762       3,332 SH             DEFINED           1                 3,332
-----------------------------------------------------------------------------------------------------------------------------------

PRAXAIR INC              COM         74005P104     65,551     695,578 SH             DEFINED           1               695,578
-----------------------------------------------------------------------------------------------------------------------------------

RESEARCH IN MOTION LTD   COM         760975102        265       2,269 SH             DEFINED           1                 2,269
-----------------------------------------------------------------------------------------------------------------------------------

SANDRIDGE ENERGY INC     COM         80007P307        260       4,025 SH             DEFINED           1                 4,025
-----------------------------------------------------------------------------------------------------------------------------------

SONY CORP                ADR NEW     835699307        551      12,605 SH             DEFINED           1                12,605
-----------------------------------------------------------------------------------------------------------------------------------

STARWOOD HOTELS&RESORTS
WRLD                     COM         85590A401      1,082      27,000 SH             DEFINED           1                27,000
-----------------------------------------------------------------------------------------------------------------------------------

SYNVISTA THERAPEUTICS
INC                      COM         87164M100      2,736   1,600,000 SH             DEFINED           1             1,600,000
-----------------------------------------------------------------------------------------------------------------------------------

UNIBANCO-UNIAO DE        GDR REP PFD
BANCOS BRA               UT          90458E107     49,363     388,900 SH             DEFINED           1               388,900
-----------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP           COM         907818108  1,093,439  14,482,634 SH             DEFINED           1            14,482,634
-----------------------------------------------------------------------------------------------------------------------------------

VISA INC                 COM CL A    92826C839    163,677   2,013,001 SH             DEFINED           1             2,013,001
-----------------------------------------------------------------------------------------------------------------------------------

VISA INC                 COM CL A    92826C839     24,393     300,000 SH  CALL       DEFINED           1               300,000
-----------------------------------------------------------------------------------------------------------------------------------

WESTERN UN CO            COM         959802109      7,098     287,155 SH             DEFINED           1               287,155
-----------------------------------------------------------------------------------------------------------------------------------

XTO ENERGY INC           COM         98385X106      4,355      63,563 SH             DEFINED           1                63,563
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market                              $8,076,994
Value in thousands)


                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of SCOTT KISLIN, DENNIS BERTRON, KEVIN TAGAMI and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Management LLC, Atticus Holdings LP, Atticus Capital Holdings LLC or Atticus Capital LP (collectively, "Atticus"), and each of their affiliates, including Atticus LP Incorporated, Atticus UK LLP and Atticus UK Services Ltd., and entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to
Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of June 7, 2007 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of January 10, 2008.

                                             /s/ Timothy R. Barakett
                                             --------------------------------
                                              Timothy R. Barakett